Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Accrued Liabilities And Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2018	2017
	(in thousands)
Accrued external research and development expenses	$12,738	$1,834
Accrued payroll and related expenses	7,372	2,090
Accrued professional fees	1,186	394
Accrued other	2,762	279
Strimvelis liability - current portion	4,170	—
Deferred UCLA reimbursement	—	2,267
Due to UCLA	1,552	—
Total accrued expenses and other current liabilities	$29,780	$6,864